Stock Based Compensation, Summary of Exercise Prices, Number of Options Outstanding and Number of Options Exercisable (Details)	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding (in shares) | shares	22,187
Weighted Average Exercise Price (in dollars per share)	$ 12.06
Weighted Average Contractual Life Remaining	1 year 4 months 24 days
Number of Options Exercisable (in shares) | shares	22,187
Weighted Average Exercise Price (in dollars per share)	$ 12.06
Total unrecognized compensation cost related | $	$ 0
Intrinsic value of option exercisable | $	$ 0
$12.06 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 12.06
Number of Options Outstanding (in shares) | shares	22,187
Weighted Average Exercise Price (in dollars per share)	$ 12.06
Weighted Average Contractual Life Remaining	1 year 4 months 24 days
Number of Options Exercisable (in shares) | shares	22,187
Weighted Average Exercise Price (in dollars per share)	$ 12.06